SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation

Basis of preparation

A.Statement of compliance

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the 2021 annual consolidated financial statements. The Company has applied the same accounting policies and methods of computation in its interim consolidated financial statements as in its 2021 annual consolidated financial statements.

B.Accounting policy for new transactions or events

Issuance of a bundle of financial instruments

The consideration received from the issuance of a bundle of financial instruments is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is the value of the equity component.

Direct issuance costs are attributed to the specific financial instruments in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the bundle, as described above.

A.	Basis of preparation:

Basis of consolidation
B.	Basis of consolidation:

Subsidiaries:

Where the Company has control over an investee, it is classified as a subsidiary. The Company controls an investee if all three of the following elements are present: power over the investee, exposure to variable returns from the investee, and the ability of the investor to use its power to affect those variable returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control. The consolidated financial statements present the results of the Company and its subsidiaries as if they formed a single entity. Intercompany transactions and balances between group companies are therefore eliminated in full.

In addition, the financial statements of the subsidiaries were prepared using a consistent accounting policy with the Company regarding similar transactions and events in similar circumstances.

Investments in affiliated companies and joint ventures:

When the Company has the ability to influence the business operation of another entity, but the influence doesn’t constitute a control, then the Company has a significant influence which will be presented as an affiliate company based on the equity method. Potential voting rights which can be exercise on an immediate basis also taking into account as part of the above influence. The holding in an affiliate company is presented based on the equity method unless the investment is held for sale. The financials statements of the affiliated company have been prepared using the same accounting policy of the Company. Any goodwill arising from the affiliated company purchase is part of the investment and isn’t amortized unless there is objective evidence for impairment.

If the Company’s share in the losses of an affiliated company or joint venture is equal to or exceeds its rights in the affiliated company or in the joint venture, the Company ceases to recognize its share in additional losses. Once the Company’s rights have been reduced to zero, the Company recognizes additional losses only to the extent that it has incurred legal or implied liabilities or to the extent that payments have been made for the affiliated company or for the joint venture. The Company recognizes the gains that arise thereafter only when the Company’s share in the profits equals the share in unrecognized losses.

The Company performs an impairment test (see Note 2.U below) for a net investment in an affiliated company or in a joint venture as a whole when there is objective evidence of impairment of the investment. An impairment loss as aforesaid is allocated to an investment as a whole.

The Company ceases to use the equity method as of the date on which an investment ceases to be an affiliated company or joint venture. Any investment remaining in the former affiliate or former joint venture is measured at fair value. The difference between the fair value of the remaining investment and any consideration from the realization of part of the investment and the book value of the investment at the time the use of the equity method is discontinued is recognized in profit or loss. Amounts previously recognized in other comprehensive income with respect to the same investment are treated in the same manner that would have been required if the invested entity had itself realized the related assets or related liabilities.

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with associates and joint ventures are eliminated to the extent of the Group’s interest in these investments. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Use of estimates and assumptions in the preparation of the financial statements
C.	Use of estimates and assumptions in the preparation of the financial statements:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. By their nature, these estimates are subject to measurement uncertainty and are reviewed periodically and adjustments, if necessary, are made in the year which they are identified. Actual results could differ from those estimates.

The following is a description of assumptions about the future and other factors for uncertainty in estimates at the end of the reporting period, which results in a significant risk that will result in material correlation to book values of assets and liabilities during the next reporting period:

Useful life of fixed assets and intangible assets — Useful life is based on management’s estimates of the period in which the assets will generate income, which are reviewed periodically for the purpose of examining the adequacy of these estimates. Changes in management’s estimates may lead to material changes in depreciation expense recognized in profit or loss.

Fair value of financial instruments — The fair value of financial instruments that are not quoted in an active market is measured in accordance with model-based valuation techniques. These techniques are significantly influenced by assumptions that serve as a basis for calculation, such as capitalization rates and estimates of future cash flows.

Inventory — The net realizable value of the inventory is reviewed at the end of each reporting period. Factors that may affect selling prices include the existing market demand for the company’s inventory, the activity of competitors in the market, superior technology in the market, the prices of raw materials and the bankruptcy of customers and suppliers.

Estimates of Receipts or Payments of Financial Instruments — If the Company updates the estimates of receipts or payments of financial instruments, it adjusts the value in the books of the financial instrument to reflect the actual cash flows and the updated estimate of the cash flows.

Contracts with customers — measuring the progress of performance commitments that exist over time the company estimates the total cost of completing each project based on estimates of material costs, labor costs, subcontractor performance and more.

Foreign currency
D.	Foreign currency:

The consolidated financial statements are prepared in U.S. Dollars (the functional currency). Transactions and balances in foreign currencies are converted into US Dollars in accordance with the principles set forth by International Accounting Standard (IAS) 21 “The Effects of Changes in Foreign Exchange Rates”. Accordingly, transactions and balances have been converted as follows:

●	Monetary assets and liabilities — at the rate of exchange applicable at the consolidated statements of financial position date.
●	Exchange gains and losses from the aforementioned conversion are recognized in the statement of comprehensive income.
●	Expense items — at exchange rates applicable as of the date of recognition of those items.
●	Non-monetary items are converted at the rate of exchange used to convert the related consolidated statements of financial position items i.e. at the time of the transaction.

Foreign operations

On consolidation, the results of foreign operations are translated into US Dollars at exchange rates ruling when the transactions took place. All assets and liabilities of foreign operations, including goodwill arising on the acquisition of those operations, are translated at the rate ruling at the reporting date.

Exchange rate differences arising on translating the opening net assets at opening rate and the results of foreign operations at actual rate of exchange are recognized in other comprehensive income and accumulated in the foreign exchange reserve. Exchange differences recognized in profit or loss in the Group entities’ separate financial statements on the translation of long-term monetary items forming part of the Group’s net investment in the foreign operation concerned are reclassified to other comprehensive income and accumulated in the foreign exchange reserve on consolidation.

On disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to that operation up to the date of disposal are classified to profit or loss as part of the profit or loss on disposal.

Cash and cash equivalents
F.	Cash and cash equivalents:

Cash equivalents are considered by the Company to be highly liquid investments, including, inter alia, short-term deposits with banks and the maturity of which do not exceed three months at the time of deposit and which are not restricted.

Overdrafts, which are due on demand and form an integral part of the Company’s cash management, were included as a component of cash and cash equivalents for the purposes of presenting the statement of cash flows.

Linkage
G.	Linkage:

Assets and liabilities linked to the consumer price index were included according to the appropriate index for each asset or liability.

CPI-linked loans are measured at reduced cost when the balance at the end of the reporting period is CPI-linked.

Provisions
H.	Provisions:

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result, and that outflow can be reliably measured. Provisions are measured using the best estimate of the amounts required to settle the obligation at the end of the reporting period.

The effect of the time value is material, the amount of the provision is measured according to the present value of the projected expenses that will be required to settle the obligation.

The reduction of a provision is recognized in profit or loss as the reduction of the appropriate consequential item when the company actually bears it or at the date of its termination, whichever is later.

I.	Research and development costs:

Research and development costs
I.	Research and development costs:

Subsequent expenditure on capitalized intangible assets is capitalized only where it clearly increases the economic benefits to be derived from the asset to which it relates. All other expenditure, including that incurred in order to maintain an intangible assets current level of performance, is expensed as incurred. The Company did not meet those requirements for capitalization of research and development expenses.

Leases
J.	Leases:

The Company applied the following practical expedients when applying IFRS 16 to leases previously classified as operating leases:

●	Applied a single discount rate to a portfolio of leases with reasonably similar characteristics.
●	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term remaining as of the date of initial application and do not contain a purchase option.
●	Applied the practical expedient provided by the standard to recognize right-of-use assets equal to the lease liability upon initial application.

Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for most leases. The Company adopted IFRS 16 using the modified retrospective approach, with recognition of transitional adjustments on the date of initial application (January 1, 2019), without restatement of comparative figures.

On initial application of IFRS 16, the Company recognized right-of-use assets and lease liabilities in relation to leases of office facilities and motor vehicles, which had previously been classified as operating leases. The lease liabilities were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as at January 1, 2019. The Company’s incremental borrowing rate is the rate at which a similar borrowing could be obtained from an independent creditor under comparable terms and conditions. The weighted-average rate applied was 4.5%. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any accumulated impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets comprises the amount of the initial measurement of the lease liability; lease payments made at or before the commencement date less any lease incentives received; and initial direct costs incurred.

The recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment. The right-of-use assets are presented within property, plant and equipment.

Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option that is reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

Lease term:

The term of a lease is determined as the non-cancellable period for which a lessee has the right to use an underlying asset, together with both periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

Share-based payment
K.	Share-based payment:

The Company has recognized share-based payment transactions, inter alia, for the purchase of goods or services. These transactions include transactions with employees and non-employee parties that will be settled in the Company’s equity instruments, such as shares or stock options, or that will be settled in cash based on the price or value of the Company’s equity instruments, and transactions that allow the Company or service or goods to choose between Cash in cash and disposal in the company’s equity instruments.

In the case of share-based payment transactions for employees disposed of in equity instruments, the value of the benefit is measured at the time of grant with respect to the fair value of the equity instruments granted.

With respect to share-based payment transactions for non-employee parties settled in equity instruments, the value of the transaction is measured with respect to the fair value of the goods and / or services received.

If the company is unable to reliably measure the fair value of the goods or services received, their fair value is measured with respect to the fair value of the equity instruments granted.

In the case of share-based payment transactions that are settled in cash, the value of the benefit is presented as a liability, which is measured at fair value at the end of each reporting period and at the date of settlement.

The benefit value of share-based payment transactions is recognized in profit or loss, unless the expense is included in the cost of an asset, against a capital fund over the vesting period based on the best estimate obtainable of the number of equity instruments expected to mature.

When the Company received services in exchange for a payment granted by the Parent Company, based on the Company’s equity instruments or the Parent Company’s equity instruments, it is a share-based payment transaction that is settled on equity instruments, so that an expense is recognized in profit or loss. From the parent company.

When changes are made to a share-based payment plan, the Company recognizes the effects of changes that increase the total fair value of the plan during the remaining vesting period.

Transactions with controlling shareholders
L.	Transactions with controlling shareholders:

An asset transferred to the company by its controlling shareholder is presented in the company’s financial statements at its fair value at the date of the transfer. Any difference between the amount of consideration determined for the property and its fair value was recognized in equity.

An asset transferred from the Company to its controlling shareholder is deducted from the Company’s financial statements at its fair value at the date of the transfer. The difference between the fair value of the property and the book value at the date of transfer was recognized in profit or loss and the difference between the amount of consideration determined for the property at the time of transfer and its fair value was recognized in equity.

When the Company’s liability to a third party, in whole or in part, is taken by the controlling shareholder, the liability is deducted from the Company’s financial statements at fair value at the date of settlement when the difference between the book value of the liability and the fair value at the date of disposal is recognized in profit or loss. The obligation at the time of settlement and the amount of consideration determined by a capital seller.

A loan received from the controlling shareholder is presented on the date of recognition for the first time in the company’s financial statements as an asset or liability, as the case may be, at fair value when the difference between the amount of loan received or granted After recognition for the first time, the loan is presented in the financial statements of the company at its reduced cost while applying the effective interest method.

Transactions of business combinations under the same control are handled in accordance with the following principles:

—The assets and liabilities of the acquired entity are recognized for the first time in the financial statements according to their value in the books in the financial statements of the controlling shareholder on the eve of the business combination.
—The difference between the consideration determined in the transaction and the book value of the net assets of the acquired entity is recognized directly in equity.

The Company’s financial statements reflect the state of the business and the results of operations of the acquired entity, which is consolidated by way of the business combination, as if the business was merged on the day these entities came under the same control, so that previous periods were restated to reflect the business combination.

Loss per share
M.	Loss per share:

Loss per share is calculated by dividing the net loss attributed to the Company’s shareholders by the number of weighted ordinary shares that exist during the period. The basic loss per share includes only shares that actually exist during the period. Potential ordinary shares (convertible securities such as convertible bonds, warrants and employee stock options) are included only in the calculation of diluted earnings per share to the extent that their effect dilutes loss per share by converting them to decreases earnings per share or increases losses per share.

In addition, potential ordinary shares converted during the period are included in the diluted earnings per share only up to the date of conversion, and from that date are included in the basic loss per share.

Government grants (except OCS grants)
N.	Government grants (except OCS grants):

A benefit of a loan from the bank with the participation of the government at interest rate lower than the market interest rate was treated as a government grant. The loan was recognized and measured in accordance with the aforesaid in Note 13. The benefit was measured as the difference between the initial book value of the loan and the consideration received.

The benefit component from the government’s participation in the loan was recognized as a financing activity in accordance with the Company’s policy for presenting interest payments in financing activity.

OCS grants
O.	OCS grants:

A grant from the Office of the Chief Scientist (OCS) received for research and development activities, for which the company undertook royalties’ payments to the government contingent on making future sales resulting from this financing, was treated as a loan that could be forgiven.

The grant was recognized as a liability in the financial statements, unless there is reasonable assurance that the company will meet the conditions for the forgiveness of the loan, then it has been recognized as a government grant. When the liability to the government does not bear market interest, the liability was recognized at its fair value in accordance with the market interest rate at the time the grant was received. The difference between the consideration received and the liability recognized in the statement of financial position at the time of receiving the grant was treated as a government grant and recognized as a reimbursement of research expenses or as a reduction of development costs capitalized as the case may be. Repayment of the liability to the government is reviewed every reporting period, with changes in the liability resulting from a change in the expected royalties recognized in profit or loss.

Credit costs
P.	Credit costs:

The Company recognized credit costs as an expense in the period of formation, except in cases where they can be directly attributed to the acquisition, construction or production of eligible assets, so these costs were capitalized as part of the cost of those assets. The company capitalized credit costs when exits were formed in respect of the property, credit costs were formed, and the activities required to prepare the property for its intended use or sale were carried out. The Company has stopped capitalizing credit costs when substantially all the activities required to prepare the eligible asset for its intended use or sale have been completed. During prolonged periods in which the active development of a qualifying asset was stopped, the company delayed the capitalization of credit costs.

Capital instrument
Q.	Capital instrument:

Any contract that classifies a residual right in a company’s assets after deducting all its liabilities is classified as an equity instrument. Costs directly related to the issuance of an equity instrument are presented in equity less the issue.

Rights, options, or warrants offered in proportion to all existing owners of the same type of shares for the purchase of a fixed number of shares for a fixed amount in any currency have been classified as an equity instrument.

Warrants
R.	Warrants:

Equity Warrants:   Receipts in respect of warrants for the purchase of shares of the company / subsidiary, which give the holder the right to purchase a fixed number of equity instrument (e.g., ordinary shares) in exchange for a fixed amount of cash, are presented classified as equity.

Financial liability:   Receipts in respect of warrants for the purchase of shares of the company, which give the holder the right to purchase a fixed number of ordinary shares in exchange for a variable amount, including when the exercise of the warrants is linked to any index or foreign currency, are classified as liabilities. (See also Note 16)

Fair value measurement
S.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

1.In the principal market for the asset or liability, or

2.In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Company. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

The Company measures the following balances according to Fair Value: financial lability warrants.

Classification of fair value hierarchy

The financial instruments presented in the statement of financial position at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value. The classification of an item into the below levels is based on the lowest level of the inputs used that has a significant effect on the fair value measurement of the item. Transfers of items between levels are recognized in the period they occur:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3 — Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Financial instruments
T.	Financial instruments:

Financial assets

The Company classifies its financial assets into the following category, based on the business model for managing the financial asset and its contractual cash flow characteristics. The Company’s accounting policy for the relevant category is as follows:

Amortized cost:   These assets arise principally from the services rendered to customers (e.g. trade receivables), but also incorporate other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest.

They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment. Impairment provisions for trade receivables are recognized based on the simplified approach within IFRS 9 using a provision matrix in the determination of the lifetime expected credit losses. During this process the probability of the non-payment of the trade receivables is assessed. This probability is then multiplied by the amount of the expected loss arising from default to determine the lifetime expected credit loss for the trade receivables.

For trade receivables, which are reported net, such provisions are recorded in a separate provision account with the loss being recognized within general and administrative expenses in the consolidated statements of comprehensive income. On assessment that the trade receivable will not be collectable, the gross carrying value of the asset is written off against the associated provision.

For this purpose, the company relied on historical data that includes debt settlement, failure rate of lost debt to each company in the group in the period of the last 5 years up to the date of measurement. The Company updates the impairment provision at the end of each reporting period, and the change in the provision as it exists is recognized as a gain or loss from an impairment loss or loss.

At the end of each reporting period the Company assesses whether an asset has been impaired due to credit risk, i.e. if an event has occurred that has a detrimental effect on the future cash flows of the estimated asset. Evidence that a property is defective includes for example a significant financial difficulty of the debtor.

The company deletes the value in the gross books of a financial asset, in whole or in part, when the company has no reasonable expectation of the return of the asset, for example when the debtor enters into a foreclosure or bankruptcy proceeding.

Fair value:   All other financial assets, including debt instruments when first recognized at fair value through profit or loss to eliminate or significantly reduce inconsistency in measurement or recognition, were first measured at fair value, and changes in fair value after initial recognition were recognized in profit or loss. Transaction costs that were directly attributed to these assets were recognized in profit or loss at the time they were incurred.

Reclassification of measurement groups after initial recognition is not possible unless the company changes its business model for managing financial assets.

The Company’s accounting policy for its financial liabilities is as follows:

Fair value:   This category comprises of Convertible securities and warrants which are carried in the consolidated statement of financial position at fair value with changes in fair value recognized in the consolidated statement of comprehensive income.

Amortized cost:   other financial liabilities include bank borrowings, loans from bank, trade payables, loan from major shareholder, leases and financial liability from government grants are initially recognized at fair value less any transaction costs directly attributable to the issue of the instrument. Such interest-bearing liabilities are subsequently measured at amortized cost using the effective interest method, which ensures that any interest expense over the period is at a constant interest rate on the balance of the liability carried in the statement of financial position. Interest expense in this context includes initial transaction costs, as well as any interest or coupon payable while the liability is outstanding.

De-recognition

●	Financial assets — the Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the rights to receive the contractual cash flows.
●	Financial Liabilities — the Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

Impairment of financial assets

The Company assesses at the end of each reporting period whether there is any objective evidence of impairment of a financial asset as follows. Financial assets carried at amortized cost: there is objective evidence of impairment of other accounts receivable if one or more events have occurred after the initial recognition of the asset and that loss event has an impact on the estimated future cash flows. Evidence of impairment may include indications that the debtor is experiencing financial difficulties, including liquidity difficulty and default in interest or principal payments.

Write-off policy

The Company writes off its financial assets if any of the following occur:

1.Inability to locate the debtor.

2.Discharge of the debt in a bankruptcy.

3.It is determined that the efforts to collect the debt are no longer cost effective given the size of receivable.

Issue of a unit of financial instruments
U.	Issue of a unit of financial instruments:

The issue of a unit of financial instruments like a financial liability (e.g., a loan) and free-standing derivative (e.g. warrants) involves the allocation of the proceeds received (before issue expenses) to the instruments issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

Impairment of non-financial assets
V.	Impairment of non-financial assets

Oher intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. Recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use. The value-in-use is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit. A cash-generating unit is the smallest group of assets that independently generates cash flow and whose cash flow is largely independent of the cash flows generated by other assets.

Assets and liabilities arising from engagements with customers
W.	Assets and liabilities arising from engagements with customers:
●	Customers —

The company presents an unconditional right to receive consideration as debtors in respect of contracts (customers). The right to compensation is not conditional if only a lapse of time is required until the due date, even if it may be subject to repayment in the future. Upon first recognition of customers, any difference between the measurement of customers in accordance with International Financial Reporting Standard 9 and the corresponding amount of recognized revenue will be presented as an expense. The Company treats debtors in respect of contracts as financial assets.

●	Assets in respect of contracts —

The company presents a right to receive consideration for goods or services transferred to the customer as an asset in respect of a contract, when this right is conditional on a factor other than the passage of time. The Company handles the impairment of an asset in respect of a contract on the same basis as a financial asset at a reduced cost.

●	Liabilities in respect of contracts —

The Company presents an obligation to transfer goods or services to the customer, for which the company has received consideration from the customer (or unconditional consideration that has matured), as an obligation in respect of a contract (advances from customers).

Inventories
X.	Inventories

Inventories are recognized at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. The Company measures cost of raw materials on a First In First Out (“FIFO”) basis and finished goods according to costs based on direct costs of materials and labor.

Property, plant and equipment
Y.	Property, plant and equipment

Items of property, plant and equipment are initially recognized at cost. Cost includes directly attributable costs and the estimated present value of any future costs of dismantling and removing items. Depreciation is computed by the straight-line method, based on the estimated useful lives of the assets, as follows:

%
Leasehold Improvement	25 – 33
Machinery and Equipment	7 – 14
Computers	33.3
Furniture	15

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

The assets’ residual values, depreciation rates, and depreciation methods are reviewed, and adjusted if appropriate, at the end of reporting period year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is higher than its estimated recoverable amount. Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in the profit or loss.

Employee benefits
Z.	Employee benefits

The Group has several employee benefit plans:

1.

Short-term employee benefits: Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.

Post-employment benefits: The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans. In Israel, the Group funds for most of its employee’s contribution plans pursuant to Section 14 to the Severance Pay Law since 2004 under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.

Revenue recognition
AA.	Revenue recognition

Revenue is recognized based on the five-step model outlined in IFRS 15, Revenue from Contracts with Customers. IFRS 15 sets out a single revenue recognition model, according to which the entity shall recognize revenue in accordance with the said core principle by implementing a five-step model framework:

1.	Identify the contracts with a customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations in the contract.
5.	Recognize revenue when the entity satisfies a performance obligation.

The company’s revenue from sales of products consists mostly of revenue from the sale of chip development services and the sale of modems for satellite communications and related products.

The Company recognizes revenue from development services, as set forth below, at the time the service is transferred to the customer and measures the revenue in an amount that represents the consideration that the Company expects to be entitled to for the same goods or service.

The Company recognizes revenue from the sale of satellite communications modems and related products when control is transferred to its customers: once the products have been physically delivered at the agreed location, the Company no longer has a physical holding, and usually has a present right to receive payment and does not retain any significant risks and benefits. In most of the company’s product sales, control is transferred when the products are shipped.

The company presents revenues from products and revenues from development and pre-production services in separate sections.

The company evaluates the products and services committed in each contract upon its creation in order to determine whether the contract includes a commitment / performance obligation. The Company treats goods or services as a separate performance obligation if they can be distinguished and the commitment to deliver the same goods or services is identifiable separately from other commitments in the contract. One of the Company’s contracts includes a commitment to license the Company’s intellectual property together with ancillary specialized services that are generally indistinguishable from each other because they are interdependent and closely related.

The Company determines the transaction price for each contract based on the consideration that the Company expects to be entitled to for the products or services provided subject to the contract. Sales tax, value added tax and other taxes which are levied by the company from income-generating activities are not included in the Company’s revenues. For contracts where part of the price may vary, the Company estimates a variable consideration in the most reasonable amount, which is included in the transaction price if and only when it is unlikely that there will be a significant cancellation of the recognized cumulative revenue. When the transaction price includes a non-cash consideration, the Company has measured its fair value at the time of the engagement, with subsequent changes in the fair value that are not due to the form of consideration being treated in accordance with the guidelines regarding variable consideration. The Company has chosen, as a practical relief, not to adjust the amount of consideration promised to the effects of a significant financing component in contracts when the period between execution by the Company and payment by the customer is one year or less. Ancillary items that are not material to the contract are recognized as an expense.

Revenue is recognized when control of the committed products or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to against those goods or services. When a contract includes a license to use the Company’s intellectual property, together with other goods or services, the Company assesses the nature of the combined performance obligation to determine whether it is met over time or at a point in time.

When the commitment to the customer is to provide a right of access to the company’s intellectual property, the company recognizes revenue over time. The Company measures progress towards the full fulfillment of the Company’s performance obligations in methods based on outputs such as a performance survey completed as of any given date.

The Company presents a contract liability (deferred income) when cash payments are received or are due for payment before the Company’s performance subject to the contract, including amounts that are repayable. A right to consideration is presented as and asset only when it is not conditional, i.e., when only a lapse of time is required before the due date of the consideration arrives. When the company delivers goods or services before the customer pays any consideration or before payment’s due date, the company records it as a contractual asset, which is presented as part of other receivables.

Changes in accounting policies
BB.	Changes in accounting policies

New standards, interpretations and amendments not yet effective

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

IAS1 — Presentation of Financial Statements

In January 2020, the IASB issued amendments to IAS 1, which clarify the criteria used to determine whether liabilities are classified as current or non-current. These amendments clarify that current or non-current classification is based on whether an entity has a right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. The amendments also clarify that ‘settlement’ includes the transfer of cash, goods, services, or equity instruments unless the obligation to transfer equity instruments arises from a conversion feature classified as an equity instrument separately from the liability component of a compound financial instrument. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. However, in May 2020, the effective date was deferred to annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the impact of IAS 1 amendments, however, at this stage it is unable to assess such impact.